Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2017 CAD ($)
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	12,748,898
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 1.50
Expire May 9, 2018 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	309,983
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 5.00
Expire May 21, 2018 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	60,200
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 5.00
Expire June 16, 2018 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	66,600
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 5.00
Expire June 25, 2018 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	657,509
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 5.10
Expire February 25, 2018 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	111,362
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 4.00
Exprie October 28,2018 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	7,786,181
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 0.85
Expire October 28,2018 - 2 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	316,091
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 0.85
Expire December 28, 2018 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	719,368
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 1.10
February 24, 2020 [Member]
Statement [Line Items]
Number of warrants outstanding in share-based payment arrangement	2,721,604
Weighted average exercise price of warrants outstanding in share-based payment arrangement	$ 2.00